Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

in 000€	Land and buildings	Plant and equipment	Right-of-use assets	Construc- tion in progress	Total
Acquisition value
At January 1, 2019	45,777	77,557	14,327	3,002	140,663
Impact of adoption of IFRS 16	−	−	4,984	−	4,984
Additions	302	7,363	3,429	5,807	16,901
Acquired from business combinations*	61	3,046	633	17	3,757
Disposals	(37)	(6,091)	(753)	−	(6,881)
Transfers	(3,360)	7,077	117	(4,338)	(504)
Currency Translation	150	199	8	6	363
Other**	−	(73)	(1,099)	(80)	(1,252)
At December 31, 2019*	42,893	89,078	21,646	4,414	158,031
Additions	256	2,600	4,567	8,175	15,598
Acquired from business combinations	−	220	24	−	244
Disposals	−	(2,953)	(1,657)	(38)	(4,648)
Transfers	(15)	7,961	(4,010)	(3,886)	50
Currency Translation	(717)	(2,486)	(423)	(26)	(3,652)
At December 31, 2020	42,417	94,420	20,147	8,639	165,623

Depreciation
At January 1, 2019	(6,071)	(33,307)	(8,441)	(307)	(48,126)
Depreciation charge for the year *	(1,199)	(9,162)	(4,058)	−	(14,419)
Disposals	36	5,704	359	−	6,099
Transfers	200	(1,551)	1,031	307	(13)
Currency Translation	(25)	(190)	(2)	−	(217)
Other	220	(34)	51	−	237
At December 31, 2019*	(6,839)	(38,540)	(11,060)	−	(56,439)
Depreciation charge for the year	(1,223)	(10,205)	(3,504)	−	(14,932)
Disposals	−	2,632	1,518	−	4,150
Impairment	−	−	−	−	−
Transfers	(11)	(3,961)	3,810	−	(162)
Currency Translation	66	872	85	−	1,023
At December 31, 2020	(8,007)	(49,202)	(9,151)	−	(66,360)

Net book value
At December 31, 2020	34,410	45,218	10,996	8,639	99,263
At December 31, 2019*	36,054	50,538	10,586	4,414	101,592
At January 1, 2019	39,706	44,250	5,886	2,695	92,537

in 000€	Land and buildings	Plant and equipment	Finance leases	Construc- tion in progress	Total
Acquisition value
At January 1, 2018	40,184	67,117	14,303	3,754	125,358
Additions	3,079	9,476	792	5,210	18,557
Acquired from business combinations
Disposals	(99)	(1,882)	(17)	(387)	(2,385)
Transfers	2,728	2,953	(732)	(5,547)	(598)
Currency Translation	(119)	(25)	(19)	(26)	(189)
Other	4	(82)	−	(2)	(80)
At December 31, 2018	45,777	77,557	14,327	3,002	140,663

Depreciation
At January 1, 2018	(4,504)	(27,166)	(6,623)		(38,293)
Depreciation charge for the year	(1,560)	(8,010)	(2,346)	(307)	(12,223)
Disposals	26	2,102	6		2,134
Transfers	(18)	(253)	514		243
Currency Translation	(15)	(53)	8		(60)
Other		73			73
At December 31, 2018	(6,071)	(33,307)	(8,441)	(307)	(48,126)

Net book value
At December 31, 2018	39,706	44,250	5,886	2,695	92,537
At January 1, 2018	35,680	39,951	7,680	3,754	87,065

Disclosure of quantitative information about right-of-use assets [text Block]

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2020	6,488	4,275	10,883	21,646
Additions	2,397	1,738	433	4,568
Acquired from business combinations	−	−	24	24
Modifications	−	−	−	−
Disposals	(1,214)	(291)	(152)	(1,657)
Currency Translation	(372)	(10)	(41)	(423)
Transfers	275	(1,157)	(3,129)	(4,011)
Other	−	−	−	−
At December 31, 2020	7,574	4,555	8,018	20,147

Depreciation
At January 1, 2020	(2,705)	(2,030)	(6,325)	(11,060)
Depreciation charge for the year	(1,620)	(1,129)	(755)	(3,504)
Acquired from business combinations	−	−	−	−
Modifications	−	−	−	−
Disposals	1,175	272	71	1,518
Currency Translation	47	4	33	84
Transfers	446	992	2,373	3,811
Other	−	−	−	−
At December 31, 2020	(2,657)	(1,891)	(4,603)	(9,151)

Net book value
At December 31, 2020	4,917	2,664	3,415	10,996
At January 1, 2020	3,783	2,245	4,558	10,586

Disclosure of Property, plant and equipment - Income statement impact [text block]
(in 000€)	2020
Depreciation expense	(3,504)
Interest expense on lease liabilities	(142)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(554)

Disclosure of Property, plant and equipment - Potential future cashflows following the extensions [text block]

(in 000€)	2020
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	8
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,293